UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     August 12, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $94,462 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL RLTY TR          COM              02607P305     1399    90989 SH  SOLE         0                   0    90989
APOLLO INVT CORP               COM              03761U106     2462   133500 SH  SOLE         0                   0   133500
CIENA CORP                     NOTE  3.750% 2/0 171779AA9    18125 20573000 PRN SOLE         0                   0 20573000
COHEN & STEERS INC             COM              19247A100     2019    97950 SH  SOLE         0                   0    97950
CRESCENT REAL ESTATE EQUITIE   COM              225756105     1756    93665 SH  SOLE         0                   0    93665
EQUITY OFFICE PROPERTIES TRU   COM              294741103     1255    37925 SH  SOLE         0                   0    37925
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108      214    14951 SH  SOLE         0                   0    14951
GENERAL ELEC CO                COM              369604103      318     9178 SH  SOLE         0                   0     9178
GLADSTONE COML CORP            COM              376536108     1461    92700 SH  SOLE         0                   0    92700
HEWLETT PACKARD CO             NOTE        10/1 428236ac7       31    55000 PRN SOLE         0                   0    55000
HUMAN GENOME SCIENCES INC      NOTE  5.000% 2/0 444903af5       97   100000 PRN SOLE         0                   0   100000
MAGNA ENTMT CORP               NOTE  7.250%12/1 559211AC1    18794 19425000 PRN SOLE         0                   0 19425000
MCG CAPITAL CORP               COM              58047p107     2256   132110 SH  SOLE         0                   0   132110
OVERSTOCK COM INC DEL          NOTE  3.750%12/0 690370ab7      203   250000 PRN SOLE         0                   0   250000
PMC COML TR                    SH BEN INT       693434102      987    75269 SH  SOLE         0                   0    75269
QUANTA SVCS INC                NOTE  4.000% 7/0 74762eaa0       29    30000 PRN SOLE         0                   0    30000
SAFEGUARD SCIENTIFICS INC      DBCV  2.625% 3/1 786449AG3    15907 24594000 PRN SOLE         0                   0 24594000
SPACEHAB INC                   NOTE  8.000%10/1 846243AC7    23637 28819000 PRN SOLE         0                   0 28819000
TECHNOLOGY INVT CAP CORP       COM              878717305     3282   221748 SH  SOLE         0                   0   221748
TRANSWITCH CORP                NOTE  4.500% 9/1 894065ab7      230   250000 PRN SOLE         0                   0   250000